UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	6-30

Date of reporting period:	3-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
March 31, 2014

Global Bond - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)		Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 48.7%
AUSTRALIA — 1.1%
Australia Government Bond, 5.75%, 7/15/22	AUD	150,000	157,051
Australia Government Bond, 5.50%, 4/21/23	AUD	35,000	36,173
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	145,000	143,325
			336,549
AUSTRIA — 0.7%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	75,000	120,968
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	40,000	64,252
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	10,000	17,447
			202,667
BELGIUM — 3.3%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	30,000	46,683
Belgium Government Bond, 3.75%, 9/28/20(1)	EUR	25,000	39,574
Belgium Government Bond, 4.25%, 9/28/22	EUR	470,000	771,374
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	65,000	118,221
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	20,000	33,451
			1,009,303
BRAZIL†
Brazilian Government International Bond, 5.875%, 1/15/19		$10,000	11,300
CANADA — 2.3%
Canadian Government Bond, 4.00%, 6/1/17	CAD	170,000	166,806
Canadian Government Bond, 3.75%, 6/1/19	CAD	65,000	64,688
Canadian Government Bond, 3.25%, 6/1/21	CAD	259,000	253,014
Canadian Government Bond, 5.75%, 6/1/33	CAD	55,000	70,716
Canadian Government Bond, 4.00%, 6/1/41	CAD	30,000	32,269
Province of British Columbia, 4.10%, 12/18/19	CAD	65,000	64,730
Province of Ontario Canada, 4.65%, 6/2/41	CAD	70,000	71,282
			723,505
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		$10,000	10,425
CZECH — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	600,000	36,550
DENMARK — 0.3%
Denmark Government Bond, 4.00%, 11/15/19	DKK	350,000	75,790
Denmark Government Bond, 4.50%, 11/15/39	DKK	55,000	14,208
			89,998
FINLAND — 0.2%
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	45,000	62,099
FRANCE — 3.7%
France Government Bond OAT, 4.00%, 4/25/14	EUR	55,000	75,986
France Government Bond OAT, 3.25%, 10/25/21	EUR	260,000	402,577
France Government Bond OAT, 5.50%, 4/25/29	EUR	75,000	140,638
France Government Bond OAT, 4.75%, 4/25/35	EUR	75,000	133,908

French Treasury Note BTAN, 2.25%, 2/25/16	EUR	285,000	407,805
			1,160,914
GERMANY — 4.3%
Bundesobligation, 2.00%, 2/26/16	EUR	90,000	128,375
Bundesrepublik Deutschland, 2.25%, 9/4/20	EUR	290,000	433,421
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	175,000	334,395
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	294,286	427,677
			1,323,868
IRELAND — 0.2%
Ireland Government Bond, 5.90%, 10/18/19	EUR	35,000	58,681
ITALY — 1.5%
Italy Buoni Poliennali Del Tesoro, 3.75%, 8/1/15	EUR	185,000	265,156
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	135,000	189,041
			454,197
JAPAN — 12.8%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	137,000,000	1,334,693
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	29,300,000	287,799
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	83,000,000	838,200
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	102,400,000	1,138,526
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	12,000,000	124,361
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	24,000,000	267,781
			3,991,360
MEXICO — 0.4%
Mexican Bonos, 6.50%, 6/9/22	MXN	900,000	71,214
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$30,000	34,950
Mexico Government International Bond, 4.00%, 10/2/23		$20,000	20,225
Mexico Government International Bond, 6.05%, 1/11/40		$10,000	11,425
			137,814
NETHERLANDS — 0.8%
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	150,000	236,541
NEW ZEALAND — 0.2%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	50,000	44,950
NORWAY — 2.0%
Norway Government Bond, 4.25%, 5/19/17	NOK	250,000	44,963
Norway Government Bond, 3.75%, 5/25/21	NOK	3,200,000	575,632
			620,595
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37		$10,000	12,075
POLAND†
Poland Government International Bond, 3.00%, 3/17/23		$10,000	9,375
SINGAPORE — 0.2%
Singapore Government Bond, 3.125%, 9/1/22	SGD	60,000	50,392
SOUTH AFRICA — 0.2%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	700,000	64,299
SOUTH KOREA — 0.1%
Korea Development Bank (The), 3.25%, 3/9/16		$40,000	41,844
SPAIN — 6.4%
Spain Government Bond, 4.50%, 1/31/18	EUR	500,000	766,080

Spain Government Bond, 5.85%, 1/31/22	EUR	60,000	100,250
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	740,000	1,123,119
			1,989,449
SWEDEN — 2.4%
Sweden Government Bond, 4.25%, 3/12/19	SEK	450,000	78,890
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,880,000	669,825
			748,715
SWITZERLAND — 0.5%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	135,000	168,679
UNITED KINGDOM — 5.0%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	210,000	376,158
United Kingdom Gilt, 3.75%, 9/7/21	GBP	200,000	364,451
United Kingdom Gilt, 6.00%, 12/7/28	GBP	65,000	145,231
United Kingdom Gilt, 4.50%, 12/7/42	GBP	275,000	544,184
United Kingdom Gilt, 4.25%, 12/7/55	GBP	60,000	117,467
			1,547,491
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $15,271,987)			15,143,635
CORPORATE BONDS — 28.9%
AEROSPACE AND DEFENSE — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19		$20,000	21,605
United Technologies Corp., 5.70%, 4/15/40		10,000	11,983
United Technologies Corp., 4.50%, 6/1/42		10,000	10,224
			43,812
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.125%, 10/10/18		20,000	20,108
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		20,000	23,050
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,575
			63,733
BANKS — 6.2%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	188,692
Bank of America N.A., 5.30%, 3/15/17		$50,000	55,068
Bank of Nova Scotia, 2.55%, 1/12/17		20,000	20,763
Barclays Bank plc, MTN, VRN, 4.75%, 3/15/20	EUR	40,000	49,285
BB&T Corp., MTN, 2.05%, 6/19/18		$10,000	10,016
Capital One Financial Corp., 2.15%, 3/23/15		10,000	10,153
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	163,837
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$10,000	10,375
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	70,000	103,485
European Investment Bank, 2.50%, 7/15/15	EUR	130,000	184,363
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	50,000	78,901
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	200,000	287,152
Fifth Third Bancorp, 4.30%, 1/16/24		$10,000	10,160
ING Bank NV, MTN, 3.875%, 12/23/16	GBP	50,000	87,860
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	85,000	134,720
KeyCorp, MTN, 2.30%, 12/13/18		$10,000	9,978
KFW, 2.00%, 6/1/16		50,000	51,559
KFW, 3.875%, 1/21/19	EUR	70,000	110,387

KFW, MTN, 4.625%, 1/4/23	EUR	70,000	120,689
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	140,617
U.S. Bancorp, MTN, 2.95%, 7/15/22		$10,000	9,637
Wells Fargo & Co., 5.625%, 12/11/17		20,000	22,836
Wells Fargo & Co., 4.125%, 8/15/23		20,000	20,275
Wells Fargo & Co., MTN, 2.10%, 5/8/17		30,000	30,746
			1,911,554
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		20,000	24,807
Coca-Cola Co. (The), 1.80%, 9/1/16		30,000	30,736
			55,543
BIOTECHNOLOGY — 0.2%
Amgen, Inc., 2.125%, 5/15/17		20,000	20,411
Amgen, Inc., 4.10%, 6/15/21		10,000	10,597
Amgen, Inc., 5.375%, 5/15/43		10,000	10,724
Gilead Sciences, Inc., 4.40%, 12/1/21		20,000	21,644
			63,376
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 4.00%, 10/15/23		20,000	20,677
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	95,135
Jefferies Group, Inc., 5.125%, 4/13/18		$10,000	10,906
			126,718
CHEMICALS — 0.4%
Ashland, Inc., 3.00%, 3/15/16		45,000	46,125
Ashland, Inc., 4.75%, 8/15/22		10,000	9,863
Eastman Chemical Co., 3.60%, 8/15/22		10,000	9,944
Ecolab, Inc., 4.35%, 12/8/21		10,000	10,779
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		45,000	47,025
Mosaic Co. (The), 5.625%, 11/15/43		10,000	10,779
			134,515
COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Clean Harbors, Inc., 5.25%, 8/1/20		10,000	10,350
Covanta Holding Corp., 5.875%, 3/1/24		10,000	10,209
Republic Services, Inc., 3.55%, 6/1/22		10,000	10,036
Waste Management, Inc., 2.60%, 9/1/16		20,000	20,726
			51,321
COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18		20,000	19,411
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		10,000	9,748
			29,159
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22		10,000	9,936
CONSUMER FINANCE — 0.5%
American Express Credit Corp., MTN, 2.375%, 3/24/17		10,000	10,367
CIT Group, Inc., 5.00%, 5/15/17		50,000	53,687
CIT Group, Inc., 5.00%, 8/15/22		10,000	10,419
Equifax, Inc., 3.30%, 12/15/22		10,000	9,598
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(1)		30,000	30,862

SLM Corp., MTN, 6.25%, 1/25/16		41,000	44,229
			159,162
CONTAINERS AND PACKAGING — 0.2%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)		42,000	44,887
Rock-Tenn Co., 4.00%, 3/1/23		20,000	20,150
			65,037
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,457
DIVERSIFIED FINANCIAL SERVICES — 3.3%
Ally Financial, Inc., 8.30%, 2/12/15		40,000	42,375
Ally Financial, Inc., 2.75%, 1/30/17		20,000	20,250
Bank of America Corp., 4.50%, 4/1/15		10,000	10,378
Bank of America Corp., 3.75%, 7/12/16		40,000	42,327
Bank of America Corp., 6.50%, 8/1/16		10,000	11,208
Bank of America Corp., 5.75%, 12/1/17		40,000	45,332
Bank of America Corp., 5.70%, 1/24/22		10,000	11,493
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	76,299
Citigroup, Inc., 5.50%, 2/15/17		$20,000	22,094
Citigroup, Inc., 1.75%, 5/1/18		30,000	29,511
Citigroup, Inc., 4.50%, 1/14/22		10,000	10,614
Citigroup, Inc., 4.05%, 7/30/22		10,000	10,057
Citigroup, Inc., 3.875%, 10/25/23		20,000	19,901
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	100,767
General Electric Capital Corp., MTN, 6.00%, 8/7/19		$110,000	129,326
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		40,000	40,844
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		40,000	45,434
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		30,000	29,932
HSBC Holdings plc, 5.10%, 4/5/21		30,000	33,597
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	81,476
JPMorgan Chase & Co., 3.45%, 3/1/16		$10,000	10,478
JPMorgan Chase & Co., 6.00%, 1/15/18		40,000	45,958
JPMorgan Chase & Co., 4.625%, 5/10/21		20,000	21,840
JPMorgan Chase & Co., 3.25%, 9/23/22		20,000	19,741
JPMorgan Chase & Co., 3.875%, 2/1/24		10,000	10,112
Morgan Stanley, 5.00%, 11/24/25		50,000	51,568
Morgan Stanley, MTN, 6.625%, 4/1/18		30,000	35,012
Morgan Stanley, MTN, 5.625%, 9/23/19		10,000	11,391
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		10,000	10,509
			1,029,824
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc., 6.55%, 2/15/39		21,000	24,860
AT&T, Inc., 4.30%, 12/15/42		10,000	8,895
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		30,000	35,670
Frontier Communications Corp., 7.125%, 3/15/19		25,000	27,813
Orange SA, 4.125%, 9/14/21		10,000	10,381
Orange SA, MTN, 3.875%, 4/9/20	EUR	50,000	76,783
Telecom Italia Capital SA, 7.00%, 6/4/18		$20,000	22,775
Telecom Italia Capital SA, 6.00%, 9/30/34		10,000	9,375

Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	50,000	84,951
Telefonica Emisiones SAU, 5.46%, 2/16/21		$20,000	22,052
Telefonica Emisiones SAU, MTN, 5.375%, 2/2/18	GBP	50,000	90,920
Verizon Communications, Inc., 3.65%, 9/14/18		$50,000	53,296
Verizon Communications, Inc., 4.50%, 9/15/20		10,000	10,880
Verizon Communications, Inc., 5.15%, 9/15/23		30,000	32,896
Verizon Communications, Inc., 6.40%, 9/15/33		20,000	23,815
Verizon Communications, Inc., 5.05%, 3/15/34		30,000	30,873
Verizon Communications, Inc., 6.55%, 9/15/43		10,000	12,213
Virgin Media Finance plc, 8.375%, 10/15/19		31,000	33,325
Windstream Corp., 7.875%, 11/1/17		40,000	46,100
			657,873
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		20,000	22,800
Jabil Circuit, Inc., 5.625%, 12/15/20		10,000	10,638
			33,438
ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16		20,000	20,866
Ensco plc, 4.70%, 3/15/21		10,000	10,762
Schlumberger Investment SA, 3.65%, 12/1/23		10,000	10,165
Transocean, Inc., 6.375%, 12/15/21		10,000	11,258
Weatherford International Ltd., 4.50%, 4/15/22		10,000	10,490
			63,541
FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 2.75%, 12/1/22		20,000	18,905
Delhaize Group SA, 4.125%, 4/10/19		10,000	10,379
Delhaize Group SA, 5.70%, 10/1/40		10,000	10,205
Wal-Mart Stores, Inc., 5.625%, 4/15/41		20,000	23,812
Walgreen Co., 1.80%, 9/15/17		10,000	10,077
Walgreen Co., 3.10%, 9/15/22		10,000	9,626
			83,004
FOOD PRODUCTS — 0.2%
Kraft Foods Group, Inc., 5.00%, 6/4/42		10,000	10,512
Mondelez International, Inc., 4.00%, 2/1/24		10,000	10,169
Mondelez International, Inc., 6.50%, 2/9/40		7,000	8,835
Tyson Foods, Inc., 4.50%, 6/15/22		20,000	20,900
			50,416
GAS UTILITIES — 1.0%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21		30,000	32,100
El Paso Corp., 7.25%, 6/1/18		20,000	22,857
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20		10,000	11,500
Energy Transfer Equity LP, 7.50%, 10/15/20		20,000	22,975
Energy Transfer Partners LP, 4.15%, 10/1/20		20,000	20,675
Energy Transfer Partners LP, 6.50%, 2/1/42		10,000	11,372
Enterprise Products Operating LLC, 5.20%, 9/1/20		30,000	33,544
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		20,000	22,776
Magellan Midstream Partners LP, 5.15%, 10/15/43		20,000	21,087
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21		10,000	10,850

Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22		20,000	20,113
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		20,000	19,052
TransCanada PipeLines Ltd., 2.50%, 8/1/22		20,000	18,748
Williams Cos., Inc. (The), 3.70%, 1/15/23		10,000	9,093
Williams Partners LP, 4.125%, 11/15/20		10,000	10,402
Williams Partners LP, 5.40%, 3/4/44		20,000	20,599
			307,743
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.2%
Baxter International, Inc., 3.20%, 6/15/23		10,000	9,775
Biomet, Inc., 6.50%, 8/1/20		50,000	54,100
Medtronic, Inc., 2.75%, 4/1/23		10,000	9,479
			73,354
HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Aetna, Inc., 2.75%, 11/15/22		10,000	9,412
CHS/Community Health Systems, Inc., 5.125%, 8/15/18		43,000	45,257
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		50,000	53,500
Express Scripts Holding Co., 2.65%, 2/15/17		40,000	41,402
HCA, Inc., 3.75%, 3/15/19		30,000	30,187
HCA, Inc., 7.875%, 2/15/20		30,000	32,010
Tenet Healthcare Corp., 6.25%, 11/1/18		40,000	44,275
UnitedHealth Group, Inc., 4.25%, 3/15/43		10,000	9,565
WellPoint, Inc., 3.125%, 5/15/22		10,000	9,588
			275,196
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		20,000	20,600
Wyndham Worldwide Corp., 2.95%, 3/1/17		20,000	20,410
			41,010
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc., 3.625%, 2/15/18		45,000	45,844
D.R. Horton, Inc., 5.75%, 8/15/23		20,000	21,200
Lennar Corp., 4.75%, 12/15/17		43,000	45,795
MDC Holdings, Inc., 5.50%, 1/15/24		10,000	10,267
Toll Brothers Finance Corp., 4.00%, 12/31/18		45,000	46,238
			169,344
INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 7.50%, 3/15/18(1)		40,000	45,300
General Electric Co., 4.125%, 10/9/42		10,000	9,648
			54,948
INSURANCE — 1.4%
Allstate Corp. (The), 4.50%, 6/15/43		10,000	10,095
American International Group, Inc., 6.40%, 12/15/20		20,000	23,871
American International Group, Inc., MTN, 5.85%, 1/16/18		20,000	22,880
American International Group, Inc., VRN, 8.18%, 5/15/38		10,000	13,188
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		10,000	9,987
Berkshire Hathaway, Inc., 4.50%, 2/11/43		10,000	9,950
Generali Finance BV, VRN, 6.21%, 6/16/16	GBP	50,000	84,491
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		$10,000	11,146
ING U.S., Inc., 5.70%, 7/15/43		10,000	11,353

Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		10,000	10,723
Lincoln National Corp., 6.25%, 2/15/20		20,000	23,531
Mapfre SA, VRN, 5.92%, 7/24/17	EUR	50,000	71,877
Markel Corp., 4.90%, 7/1/22		$10,000	10,700
MetLife, Inc., 4.875%, 11/13/43		10,000	10,424
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		20,000	22,699
QBE Insurance Group Ltd., MTN, 6.125%, 9/28/15	GBP	50,000	88,363
WR Berkley Corp., 4.625%, 3/15/22		$10,000	10,521
			445,799
INTERNET SOFTWARE AND SERVICES†
Netflix, Inc., 5.375%, 2/1/21		10,000	10,550
IT SERVICES†
Fidelity National Information Services, Inc., 5.00%, 3/15/22		10,000	10,474
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		10,000	10,203
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24		10,000	10,310
			20,513
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		10,000	9,724
Oshkosh Corp., 5.375%, 3/1/22(1)		20,000	20,450
			30,174
MEDIA — 1.4%
21st Century Fox America, Inc., 3.00%, 9/15/22		20,000	19,249
CBS Corp., 3.375%, 3/1/22		10,000	9,814
Comcast Corp., 5.90%, 3/15/16		30,000	32,991
Comcast Corp., 6.40%, 5/15/38		30,000	37,005
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21		10,000	10,769
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24		20,000	20,099
Discovery Communications LLC, 5.625%, 8/15/19		20,000	22,690
DISH DBS Corp., 7.125%, 2/1/16		40,000	43,800
DISH DBS Corp., 6.75%, 6/1/21		50,000	56,125
Gannett Co., Inc., 5.125%, 7/15/20(1)		20,000	20,650
Lamar Media Corp., 5.375%, 1/15/24(1)		20,000	20,600
Time Warner Cable, Inc., 6.75%, 7/1/18		10,000	11,736
Time Warner, Inc., 4.70%, 1/15/21		20,000	21,908
Time Warner, Inc., 5.375%, 10/15/41		10,000	10,633
Viacom, Inc., 4.375%, 9/15/14		30,000	30,518
Viacom, Inc., 3.875%, 4/1/24		20,000	19,995
Virgin Media Secured Finance plc, 6.50%, 1/15/18		45,000	46,687
			435,269
METALS AND MINING — 0.3%
Barrick Gold Corp., 4.10%, 5/1/23		10,000	9,505
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)		42,000	44,336
Vale Overseas Ltd., 5.625%, 9/15/19		30,000	33,296
Xstrata Canada Financial Corp., 4.95%, 11/15/21(1)		10,000	10,354
			97,491
MULTI-UTILITIES — 1.1%
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		10,000	9,129

Constellation Energy Group, Inc., 5.15%, 12/1/20	10,000	10,941
Consumers Energy Co., 2.85%, 5/15/22	10,000	9,788
Dominion Gas Holdings LLC, 3.55%, 11/1/23(1)	10,000	9,890
Dominion Resources, Inc., 2.75%, 9/15/22	10,000	9,485
Dominion Resources, Inc., 4.90%, 8/1/41	10,000	10,241
Duke Energy Corp., 1.625%, 8/15/17	20,000	20,063
Duke Energy Corp., 3.55%, 9/15/21	10,000	10,232
Exelon Generation Co. LLC, 4.25%, 6/15/22	10,000	10,161
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,464
FirstEnergy Corp., 4.25%, 3/15/23	10,000	9,719
Florida Power Corp., 3.85%, 11/15/42	10,000	9,138
GenOn Energy, Inc., 7.875%, 6/15/17	45,000	45,450
Ipalco Enterprises, Inc., 5.00%, 5/1/18	30,000	31,875
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	20,000	22,067
Nisource Finance Corp., 5.65%, 2/1/45	10,000	10,793
NRG Energy, Inc., 7.625%, 1/15/18	40,000	45,100
Potomac Electric Power Co., 3.60%, 3/15/24	10,000	10,127
Progress Energy, Inc., 3.15%, 4/1/22	10,000	9,842
San Diego Gas & Electric Co., 3.00%, 8/15/21	20,000	20,161
Sempra Energy, 2.875%, 10/1/22	10,000	9,489
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	10,324
		344,479
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	20,000	20,657
Target Corp., 4.00%, 7/1/42	10,000	9,263
		29,920
OFFICE ELECTRONICS†
Pitney Bowes, Inc., 4.625%, 3/15/24	10,000	9,950
OIL, GAS AND CONSUMABLE FUELS — 1.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	50,000	38,625
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	10,000	10,800
Anadarko Petroleum Corp., 5.95%, 9/15/16	20,000	22,204
BP Capital Markets plc, 4.50%, 10/1/20	10,000	10,898
Chevron Corp., 2.43%, 6/24/20	10,000	9,947
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	13,366
Continental Resources, Inc., 5.00%, 9/15/22	20,000	21,025
Denbury Resources, Inc., 4.625%, 7/15/23	10,000	9,350
Devon Energy Corp., 5.60%, 7/15/41	10,000	11,115
EOG Resources, Inc., 4.10%, 2/1/21	10,000	10,785
Hess Corp., 6.00%, 1/15/40	10,000	11,343
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,963
Newfield Exploration Co., 5.625%, 7/1/24	50,000	52,125
Noble Energy, Inc., 4.15%, 12/15/21	20,000	21,108
Peabody Energy Corp., 7.375%, 11/1/16	40,000	45,000
Peabody Energy Corp., 6.50%, 9/15/20	25,000	25,937
Pemex Project Funding Master Trust, 6.625%, 6/15/35	20,000	22,300
Petro-Canada, 6.80%, 5/15/38	10,000	12,702

Petrobras Global Finance BV, 5.625%, 5/20/43	10,000	8,505
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	10,000	10,492
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	20,000	20,329
Phillips 66, 4.30%, 4/1/22	10,000	10,591
Plains Exploration & Production Co., 6.875%, 2/15/23	10,000	11,175
SandRidge Energy, Inc., 8.75%, 1/15/20	40,000	43,300
Shell International Finance BV, 2.375%, 8/21/22	20,000	18,869
Shell International Finance BV, 3.625%, 8/21/42	10,000	8,928
Statoil ASA, 2.45%, 1/17/23	10,000	9,394
Talisman Energy, Inc., 7.75%, 6/1/19	10,000	12,095
Total Capital Canada Ltd., 2.75%, 7/15/23	10,000	9,480
		532,751
PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	10,000	11,233
International Paper Co., 6.00%, 11/15/41	10,000	11,506
		22,739
PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc., 7.375%, 3/15/21	45,000	48,600
PHARMACEUTICALS — 0.4%
AbbVie, Inc., 1.75%, 11/6/17	20,000	20,084
Actavis, Inc., 1.875%, 10/1/17	20,000	19,930
Actavis, Inc., 3.25%, 10/1/22	10,000	9,606
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	8,174
Forest Laboratories, Inc., 4.875%, 2/15/21(1)	20,000	21,175
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	10,000	9,782
Merck & Co., Inc., 3.60%, 9/15/42	10,000	8,811
Roche Holdings, Inc., 6.00%, 3/1/19(1)	20,000	23,529
		121,091
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
American Tower Corp., 5.05%, 9/1/20	10,000	10,782
DDR Corp., 4.75%, 4/15/18	10,000	10,854
Essex Portfolio LP, 3.625%, 8/15/22	10,000	9,786
HCP, Inc., 3.75%, 2/1/16	40,000	42,128
Health Care REIT, Inc., 3.75%, 3/15/23	10,000	9,837
Health Care REIT, Inc., 4.50%, 1/15/24	10,000	10,320
Hospitality Properties Trust, 4.65%, 3/15/24	20,000	19,940
Host Hotels & Resorts LP, 3.75%, 10/15/23	10,000	9,705
Kilroy Realty LP, 3.80%, 1/15/23	10,000	9,767
ProLogis LP, 4.25%, 8/15/23	20,000	20,382
Reckson Operating Partnership LP, 6.00%, 3/31/16	20,000	21,708
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	10,000	10,613
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	10,000	10,795
		196,617
ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	20,000	20,754
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	10,000	9,574
CSX Corp., 4.25%, 6/1/21	10,000	10,649
CSX Corp., 3.70%, 11/1/23	20,000	19,844

Firstgroup plc, 6.125%, 1/18/19	GBP	40,000	73,532
Union Pacific Corp., 4.00%, 2/1/21		$10,000	10,646
			144,999
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.2%
Intel Corp., 1.35%, 12/15/17		20,000	19,886
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)		45,000	46,238
			66,124
SOFTWARE — 0.1%
Oracle Corp., 2.50%, 10/15/22		20,000	18,850
Oracle Corp., 3.625%, 7/15/23		10,000	10,148
			28,998
SPECIALTY RETAIL — 0.6%
Hertz Corp. (The), 6.75%, 4/15/19		45,000	48,431
Home Depot, Inc. (The), 5.95%, 4/1/41		10,000	12,180
Sonic Automotive, Inc., 7.00%, 7/15/22		50,000	55,375
Staples, Inc., 4.375%, 1/12/23		20,000	19,469
United Rentals North America, Inc., 5.75%, 7/15/18		42,000	45,150
			180,605
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Dell, Inc., 2.30%, 9/10/15		45,000	45,337
Dell, Inc., 3.10%, 4/1/16		45,000	45,900
Hewlett-Packard Co., 4.30%, 6/1/21		20,000	20,944
Seagate HDD Cayman, 4.75%, 6/1/23(1)		30,000	29,775
			141,956
TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20		41,000	44,998
L Brands, Inc., 6.625%, 4/1/21		40,000	45,150
			90,148
THRIFTS AND MORTGAGE FINANCE — 1.1%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	110,000	173,582
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	100,000	159,762
			333,344
TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19		$7,000	9,250
Altria Group, Inc., 2.85%, 8/9/22		10,000	9,402
Philip Morris International, Inc., 4.125%, 5/17/21		20,000	21,636
			40,288
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Communications, 6.00%, 12/1/16		40,000	43,950
TOTAL CORPORATE BONDS (Cost $8,662,478)			8,989,843
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 11.0%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.3%
FHLMC, VRN, 1.76%, 4/15/14		113,781	114,631
FHLMC, VRN, 1.85%, 4/15/14		115,399	116,767
FHLMC, VRN, 1.97%, 4/15/14		82,822	84,299
FHLMC, VRN, 1.98%, 4/15/14		52,961	53,747
FHLMC, VRN, 2.07%, 4/15/14		30,528	30,716

FHLMC, VRN, 2.26%, 4/15/14	25,628	27,350
FHLMC, VRN, 2.36%, 4/15/14	100,353	99,519
FHLMC, VRN, 2.37%, 4/15/14	120,082	118,836
FHLMC, VRN, 2.375%, 4/15/14	98,168	104,753
FHLMC, VRN, 2.40%, 4/15/14	24,574	26,228
FHLMC, VRN, 2.88%, 4/15/14	41,770	42,687
FHLMC, VRN, 3.23%, 4/15/14	5,811	6,196
FHLMC, VRN, 3.30%, 4/15/14	65,461	68,173
FHLMC, VRN, 3.81%, 4/15/14	11,518	12,144
FHLMC, VRN, 4.33%, 4/15/14	102,041	105,663
FHLMC, VRN, 4.625%, 4/15/14	26,102	28,082
FHLMC, VRN, 5.13%, 4/15/14	10,282	10,671
FHLMC, VRN, 5.37%, 4/15/14	5,986	6,249
FHLMC, VRN, 5.77%, 4/15/14	18,428	18,947
FHLMC, VRN, 5.97%, 4/15/14	14,549	15,267
FHLMC, VRN, 6.12%, 4/15/14	7,318	7,676
FNMA, VRN, 1.90%, 4/25/14	40,602	43,322
FNMA, VRN, 1.94%, 4/25/14	53,440	57,022
FNMA, VRN, 2.32%, 4/25/14	59,900	63,897
FNMA, VRN, 2.70%, 4/25/14	23,414	23,737
FNMA, VRN, 3.77%, 4/25/14	10,583	11,187
FNMA, VRN, 3.92%, 4/25/14	14,388	15,194
FNMA, VRN, 5.24%, 4/25/14	10,762	11,642
FNMA, VRN, 6.04%, 4/25/14	15,230	16,605
		1,341,207
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.7%
FHLMC, 6.00%, 2/1/38	7,417	8,242
FHLMC, 4.00%, 12/1/40	11,068	11,512
FHLMC, 4.00%, 4/1/41	52,748	54,995
FNMA, 4.00%, 4/10/14(3)	255,000	265,001
FNMA, 4.50%, 4/10/14(3)	155,000	165,396
FNMA, 5.50%, 4/10/14(3)	100,000	110,344
FNMA, 6.625%, 11/15/30	50,000	68,895
FNMA, 5.00%, 7/1/31	72,226	79,101
FNMA, 5.50%, 5/1/33	19,730	21,955
FNMA, 5.00%, 11/1/33	15,781	17,317
FNMA, 5.00%, 9/1/35	71,098	77,726
FNMA, 6.00%, 4/1/37	22,195	24,722
FNMA, 6.00%, 7/1/37	28,985	32,289
FNMA, 6.00%, 8/1/37	21,982	24,452
FNMA, 5.50%, 1/1/39	48,084	53,054
FNMA, 5.50%, 3/1/39	6,212	6,853
FNMA, 4.50%, 6/1/39	116,879	125,517
FNMA, 5.00%, 8/1/39	10,288	11,309
FNMA, 3.50%, 12/1/40	68,349	68,937
FNMA, 4.50%, 9/1/41	38,203	40,808
FNMA, 3.50%, 5/1/42	84,365	84,962

FNMA, 3.50%, 6/1/42	45,726	46,073
FNMA, 3.50%, 9/1/42	44,200	44,515
FNMA, 3.00%, 11/1/42	46,375	44,916
GNMA, 6.00%, 7/15/33	8,526	9,786
GNMA, 5.00%, 3/20/36	84,752	93,159
GNMA, 5.50%, 1/15/39	7,977	8,999
GNMA, 5.50%, 9/15/39	59,857	66,881
GNMA, 4.50%, 10/15/39	21,493	23,272
GNMA, 5.00%, 10/15/39	34,508	37,955
GNMA, 4.50%, 1/15/40	36,010	39,007
GNMA, 4.00%, 12/15/40	30,583	32,214
GNMA, 4.50%, 12/15/40	92,927	100,594
GNMA, 4.00%, 1/20/41	120,570	126,932
GNMA, 4.00%, 12/15/41	54,005	56,886
		2,084,576
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(Cost $3,459,441)		3,425,783
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 6.7%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	16,696	17,309
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	9,366	9,857
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	83,048	77,396
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.59%, 4/1/14	9,303	9,296
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.38%, 4/1/14	76,879	76,890
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	10,750	11,389
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.19%, 4/1/14	8,452	8,345
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	41,145	42,730
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 4/1/14	73,525	74,434
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.76%, 4/1/14	63,273	64,122
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 4/1/14	34,176	32,588
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.74%, 4/1/14	24,291	24,685
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.65%, 4/1/14	23,017	23,598
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.48%, 4/1/14	51,672	50,774
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.63%, 4/1/14	6,866	6,993
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.52%, 4/1/14	88,547	88,082
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.61%, 4/1/14	28,983	28,140
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 2.61%, 4/1/14	28,983	28,140
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.61%, 4/1/14	27,703	26,898
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.74%, 4/1/14	61,704	58,154
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.63%, 4/1/14	24,871	25,428

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.71%, 4/1/14	60,051	60,915
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 4/1/14	64,348	65,739
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	30,198	31,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	77,450	75,751
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	3,698	3,791
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 4/1/14	55,607	56,899
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 4/1/14	52,862	53,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 4/1/14	15,811	16,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 4/1/14	84,134	86,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	82,700	87,856
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	94,640	93,378
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	27,239	28,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.62%, 4/1/14	18,868	17,678
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 4/1/14	15,275	14,013
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.61%, 4/1/14	79,029	79,032
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 4/1/14	12,752	12,386
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	88,614	86,389
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	80,275	78,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	58,669	60,538
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	66,557	68,419
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	49,340	51,319
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	61,776	64,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	3,223	3,344
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	57,094	55,626
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	47,712	50,441
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,064,748)		2,087,850
MUNICIPAL SECURITIES — 2.4%
California GO, (Building Bonds), 7.30%, 10/1/39	20,000	26,963
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	22,147
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	35,214
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	25,000	28,454
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	25,000	34,110
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	25,000	28,972
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	235,000	140,958
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	200,000	119,388

Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	175,000	133,745
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	165,000	123,953
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	65,000	44,923
TOTAL MUNICIPAL SECURITIES (Cost $785,825)		738,827
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	75,000	72,476
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	50,000	48,027
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 4/1/14	50,000	50,854
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 4/1/14	21,647	21,696
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	47,970	49,414
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	71,521	73,565
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	75,000	75,795
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/14(1)	50,000	48,744
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	50,000	52,917
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/11/14	35,000	36,718
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	59,206	60,243
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	3,427	3,446
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	100,000	101,499
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $719,152)		695,394
ASSET-BACKED SECURITIES(2) — 0.6%
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.41%, 4/15/14	75,000	74,432
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.57%, 5/12/14(1)	100,000	100,000
TOTAL ASSET-BACKED SECURITIES (Cost $174,310)		174,432
U.S. TREASURY SECURITIES — 0.5%
U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	63,941
U.S. Treasury Notes, 1.875%, 10/31/17(4)	50,000	51,209
U.S. Treasury Notes, 2.625%, 4/30/18(4)	45,000	47,215
TOTAL U.S. TREASURY SECURITIES (Cost $168,185)		162,365
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $32,667), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $32,006)		32,006
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $28,731), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $28,165)		28,165
SSgA U.S. Government Money Market Fund	108,515	108,515
TOTAL TEMPORARY CASH INVESTMENTS (Cost $168,686)		168,686
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $31,474,812)		31,586,815
OTHER ASSETS AND LIABILITIES — (1.5)%		(479,028)
TOTAL NET ASSETS — 100.0%		$31,107,787

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	60,000	USD	53,927	Barclays Bank plc	4/10/14	1,686
AUD	150,000	USD	133,938	Barclays Bank plc	4/10/14	5,096
AUD	47,040	USD	43,378	JPMorgan Chase Bank N.A.	4/10/14	223
USD	26,749	AUD	30,000	Deutsche Bank	4/10/14	(1,058)
USD	183,410	AUD	210,000	HSBC Holding plc	4/10/14	(11,237)
USD	63,065	AUD	70,000	Westpac Group	4/10/14	(1,817)
USD	282,094	AUD	318,306	Westpac Group	4/10/14	(12,941)
BRL	143,160	USD	59,524	Barclays Bank plc	4/10/14	3,439
BRL	174,006	USD	72,121	Barclays Bank plc	4/10/14	4,408
USD	90,000	BRL	219,393	Barclays Bank plc	4/10/14	(6,490)
USD	30,000	BRL	69,630	Barclays Bank plc	4/10/14	(624)
USD	40,000	BRL	96,664	Barclays Bank plc	4/10/14	(2,513)
CAD	77,480	USD	70,000	Barclays Bank plc	4/10/14	71
CAD	232,854	USD	210,000	Deutsche Bank	4/10/14	589
CAD	110,533	USD	100,000	JPMorgan Chase Bank N.A.	4/10/14	(36)
USD	60,000	CAD	66,228	Deutsche Bank	4/10/14	105
USD	80,000	CAD	88,480	Deutsche Bank	4/10/14	(19)
USD	80,000	CAD	87,456	Deutsche Bank	4/10/14	907
USD	964,359	CAD	1,058,075	HSBC Holding plc	4/10/14	7,458
USD	90,000	CAD	101,480	Westpac Group	4/10/14	(1,776)
CHF	53,776	USD	60,000	Barclays Bank plc	4/10/14	833
CHF	35,527	USD	40,000	Deutsche Bank	4/10/14	190
CHF	41,765	USD	47,444	Deutsche Bank	4/10/14	(198)
CHF	96,251	USD	110,000	JPMorgan Chase Bank N.A.	4/10/14	(1,118)
USD	90,000	CHF	81,097	Barclays Bank plc	4/10/14	(1,740)
USD	60,000	CHF	53,760	Deutsche Bank	4/10/14	(815)
USD	162,298	CHF	147,631	UBS AG	4/10/14	(4,707)
CLP	31,780,377	USD	57,772	Barclays Bank plc	4/10/14	132
CLP	39,354,000	USD	70,000	Barclays Bank plc	4/10/14	1,703
CLP	51,684,413	USD	93,058	Barclays Bank plc	4/10/14	1,111
USD	70,000	CLP	39,137,000	Barclays Bank plc	4/10/14	(1,308)
USD	90,000	CLP	50,823,000	Barclays Bank plc	4/10/14	(2,600)
USD	61,519	CLP	32,741,187	Barclays Bank plc	4/10/14	1,865
CNY	1,769,725	USD	290,000	Barclays Bank plc	4/10/14	(4,931)
CNY	427,091	USD	70,000	Barclays Bank plc	4/10/14	(1,204)
USD	50,000	CNY	307,660	Barclays Bank plc	4/10/14	442
USD	160,000	CNY	984,672	Barclays Bank plc	4/10/14	1,388
USD	50,000	CNY	308,255	Barclays Bank plc	4/10/14	346
USD	99,261	CNY	611,110	Barclays Bank plc	4/10/14	823
COP	122,130,000	USD	60,000	Barclays Bank plc	4/10/14	1,903
COP	118,050,811	USD	58,937	Barclays Bank plc	4/10/14	898
COP	138,964,000	USD	70,000	Barclays Bank plc	4/10/14	435
USD	40,000	COP	81,540,000	Barclays Bank plc	4/10/14	(1,329)
USD	80,000	COP	157,160,000	Barclays Bank plc	4/10/14	342

CZK	1,607,326	USD	80,000	Barclays Bank plc	4/10/14	667
USD	80,106	CZK	1,630,234	Barclays Bank plc	4/10/14	(1,711)
USD	36,134	CZK	728,472	Deutsche Bank	4/10/14	(426)
USD	92,925	DKK	510,000	Barclays Bank plc	4/10/14	(1,187)
EUR	230,184	USD	313,070	Barclays Bank plc	4/10/14	4,038
EUR	50,000	USD	68,431	Barclays Bank plc	4/10/14	450
EUR	80,000	USD	110,503	Barclays Bank plc	4/10/14	(293)
EUR	30,000	USD	41,759	Barclays Bank plc	4/10/14	(430)
EUR	380,000	USD	512,470	HSBC Holding plc	4/10/14	11,028
EUR	50,000	USD	69,355	UBS AG	4/10/14	(474)
USD	442,872	EUR	326,775	Barclays Bank plc	4/10/14	(7,302)
USD	626,090	EUR	460,000	Barclays Bank plc	4/10/14	(7,618)
USD	147,367	EUR	107,834	Barclays Bank plc	4/10/14	(1,188)
USD	96,297	EUR	70,000	Barclays Bank plc	4/10/14	(137)
USD	150,852	EUR	110,000	Barclays Bank plc	4/10/14	(687)
USD	7,952,938	EUR	5,853,869	Barclays Bank plc	4/10/14	(111,502)
USD	108,719	EUR	80,000	Deutsche Bank	4/10/14	(1,491)
USD	55,072	EUR	40,000	Deutsche Bank	4/10/14	(33)
GBP	110,000	USD	179,220	Barclays Bank plc	4/10/14	4,156
GBP	30,000	USD	49,015	Deutsche Bank	4/10/14	996
USD	66,563	GBP	40,082	Barclays Bank plc	4/10/14	(256)
USD	54,882	GBP	33,139	Deutsche Bank	4/10/14	(363)
USD	49,708	GBP	30,000	Deutsche Bank	4/10/14	(303)
USD	2,263,926	GBP	1,385,677	HSBC Holding plc	4/10/14	(46,065)
HUF	17,776,104	USD	80,000	Barclays Bank plc	4/10/14	(345)
HUF	22,365,030	USD	100,000	Barclays Bank plc	4/10/14	218
HUF	22,602,840	USD	100,000	Barclays Bank plc	4/10/14	1,283
HUF	20,248,200	USD	90,000	Barclays Bank plc	4/10/14	732
HUF	8,737,001	USD	39,367	Deutsche Bank	4/10/14	(217)
USD	30,000	HUF	6,850,512	Barclays Bank plc	4/10/14	(697)
USD	100,000	HUF	22,529,000	Barclays Bank plc	4/10/14	(952)
USD	70,000	HUF	15,985,620	Deutsche Bank	4/10/14	(1,632)
USD	200,000	HUF	45,577,360	Deutsche Bank	4/10/14	(4,232)
USD	70,000	HUF	15,685,040	Deutsche Bank	4/10/14	(285)
IDR	355,499,985	USD	29,483	Westpac Group	4/10/14	1,878
IDR	1,481,350,000	USD	130,000	Westpac Group	4/10/14	677
USD	150,000	IDR	1,837,500,000	Westpac Group	4/10/14	(12,094)
ILS	211,260	USD	60,000	Barclays Bank plc	4/10/14	571
ILS	454,054	USD	130,000	Deutsche Bank	4/10/14	183
ILS	351,187	USD	100,000	Deutsche Bank	4/10/14	690
ILS	200,354	USD	57,847	Deutsche Bank	4/10/14	(403)
ILS	519,351	USD	150,000	Deutsche Bank	4/10/14	(1,095)
ILS	321,003	USD	92,003	UBS AG	4/10/14	33
USD	310,000	ILS	1,081,711	Barclays Bank plc	4/10/14	(140)
USD	130,000	ILS	454,117	Deutsche Bank	4/10/14	(201)
USD	140,000	ILS	486,417	Deutsche Bank	4/10/14	538
INR	7,967,960	USD	130,000	Barclays Bank plc	4/10/14	3,098

INR	5,519,250	USD	88,403	UBS AG	4/10/14	3,792
INR	7,680,000	USD	120,000	Westpac Group	4/10/14	8,288
USD	90,000	INR	5,651,100	Barclays Bank plc	4/10/14	(4,397)
USD	88,512	INR	5,586,435	Barclays Bank plc	4/10/14	(4,805)
JPY	7,186,060	USD	70,000	Barclays Bank plc	4/10/14	(375)
JPY	50,849,068	USD	497,428	Barclays Bank plc	4/10/14	(4,755)
JPY	9,213,840	USD	90,000	Barclays Bank plc	4/10/14	(728)
JPY	7,143,500	USD	70,000	Barclays Bank plc	4/10/14	(787)
JPY	17,450,330	USD	170,000	Barclays Bank plc	4/10/14	(925)
JPY	6,140,100	USD	60,000	Deutsche Bank	4/10/14	(509)
JPY	36,703,260	USD	360,000	HSBC Holding plc	4/10/14	(4,384)
JPY	3,097,959	USD	30,000	JPMorgan Chase Bank N.A.	4/10/14	16
USD	80,000	JPY	8,255,040	Barclays Bank plc	4/10/14	17
USD	40,000	JPY	4,059,800	Deutsche Bank	4/10/14	665
USD	60,000	JPY	6,127,500	Deutsche Bank	4/10/14	631
USD	30,000	JPY	3,071,292	Deutsche Bank	4/10/14	242
USD	159,847	JPY	16,473,024	Westpac Group	4/10/14	241
USD	47,799	JPY	4,942,617	Westpac Group	4/10/14	(90)
USD	4,815,184	JPY	503,181,457	Westpac Group	4/10/14	(60,110)
KRW	79,193,143	USD	74,137	Westpac Group	4/10/14	270
KRW	96,669,000	USD	90,000	Westpac Group	4/10/14	826
KRW	74,284,000	USD	70,000	Westpac Group	4/10/14	(206)
USD	110,000	KRW	117,425,000	Westpac Group	4/10/14	(328)
USD	70,000	KRW	75,600,000	Westpac Group	4/10/14	(1,031)
USD	53,588	KRW	57,092,133	Westpac Group	4/10/14	(54)
MXN	631,060	USD	47,597	Barclays Bank plc	4/10/14	710
MXN	534,161	USD	40,000	Barclays Bank plc	4/10/14	889
MXN	533,600	USD	40,000	Barclays Bank plc	4/10/14	846
USD	90,000	MXN	1,195,010	Barclays Bank plc	4/10/14	(1,477)
USD	90,000	MXN	1,197,638	Barclays Bank plc	4/10/14	(1,678)
USD	40,000	MXN	536,320	Barclays Bank plc	4/10/14	(1,055)
MYR	130,984	USD	40,000	Barclays Bank plc	4/10/14	131
MYR	410,472	USD	124,077	Barclays Bank plc	4/10/14	1,684
MYR	367,895	USD	110,000	Westpac Group	4/10/14	2,716
USD	80,000	MYR	268,552	Barclays Bank plc	4/10/14	(2,279)
USD	190,000	MYR	628,938	Barclays Bank plc	4/10/14	(2,695)
NOK	713,953	USD	114,902	Barclays Bank plc	4/10/14	4,296
NOK	659,912	USD	110,000	Deutsche Bank	4/10/14	175
NOK	425,930	USD	70,000	Deutsche Bank	4/10/14	1,111
NOK	474,800	USD	80,000	JPMorgan Chase Bank N.A.	4/10/14	(730)
USD	50,000	NOK	306,915	Deutsche Bank	4/10/14	(1,241)
USD	49,925	NOK	298,348	Deutsche Bank	4/10/14	114
USD	619,589	NOK	3,811,461	Deutsche Bank	4/10/14	(16,753)
USD	120,000	NOK	744,241	Deutsche Bank	4/10/14	(4,254)
NZD	89,731	USD	75,405	Westpac Group	4/10/14	2,417
NZD	60,000	USD	51,232	Westpac Group	4/10/14	805
USD	43,636	NZD	52,698	Barclays Bank plc	4/10/14	(2,068)

USD	73,822	NZD	90,000	Westpac Group	4/10/14	(4,233)
PHP	5,033,508	USD	110,968	Westpac Group	4/10/14	1,336
PHP	4,038,750	USD	90,000	Westpac Group	4/10/14	110
USD	110,000	PHP	4,980,470	Barclays Bank plc	4/10/14	(1,121)
USD	100,000	PHP	4,470,000	Westpac Group	4/10/14	268
USD	50,000	PHP	2,244,250	Westpac Group	4/10/14	(72)
PLN	431,134	USD	140,000	Barclays Bank plc	4/10/14	2,507
PLN	155,450	USD	50,528	Deutsche Bank	4/10/14	854
PLN	243,920	USD	80,000	UBS AG	4/10/14	625
USD	50,000	PLN	151,812	Barclays Bank plc	4/10/14	(180)
USD	80,000	PLN	249,216	Deutsche Bank	4/10/14	(2,376)
USD	60,000	PLN	181,411	Deutsche Bank	4/10/14	37
RUB	6,578,715	USD	195,127	UBS AG	4/10/14	(8,043)
USD	54,041	RUB	1,899,644	Barclays Bank plc	4/10/14	19
USD	110,000	RUB	4,060,375	Barclays Bank plc	4/10/14	(5,468)
USD	40,000	RUB	1,360,140	Barclays Bank plc	4/10/14	1,321
USD	69,748	RUB	2,351,550	UBS AG	4/10/14	2,875
USD	29,431	RUB	992,250	UBS AG	4/10/14	1,213
SEK	1,941,731	USD	300,000	Barclays Bank plc	4/10/14	(31)
SEK	581,352	USD	90,000	Deutsche Bank	4/10/14	(190)
SEK	336,660	USD	51,858	Deutsche Bank	4/10/14	151
SEK	712,219	USD	110,000	Deutsche Bank	4/10/14	27
SEK	433,912	USD	67,717	UBS AG	4/10/14	(684)
USD	70,000	SEK	451,066	Deutsche Bank	4/10/14	317
USD	70,000	SEK	450,499	Deutsche Bank	4/10/14	405
USD	939,949	SEK	6,093,875	Deutsche Bank	4/10/14	(1,465)
USD	110,000	SEK	698,653	JPMorgan Chase Bank N.A.	4/10/14	2,069
USD	170,000	SEK	1,108,171	UBS AG	4/10/14	(1,196)
SGD	254,109	USD	200,000	Barclays Bank plc	4/10/14	2,011
SGD	166,669	USD	131,337	HSBC Holding plc	4/10/14	1,161
USD	110,000	SGD	140,472	Barclays Bank plc	4/10/14	(1,672)
USD	130,000	SGD	165,177	Deutsche Bank	4/10/14	(1,313)
USD	51,039	SGD	64,982	HSBC Holding plc	4/10/14	(620)
THB	1,696,421	USD	52,733	Westpac Group	4/10/14	(457)
THB	5,510,550	USD	170,000	Westpac Group	4/10/14	(191)
USD	60,000	THB	1,950,600	Westpac Group	4/10/14	(108)
USD	160,000	THB	5,218,400	Westpac Group	4/10/14	(806)
TRY	66,096	USD	30,000	Deutsche Bank	4/10/14	806
TRY	353,048	USD	160,000	Deutsche Bank	4/10/14	4,548
TRY	112,267	USD	50,000	JPMorgan Chase Bank N.A.	4/10/14	2,325
TRY	73,176	USD	34,121	JPMorgan Chase Bank N.A.	4/10/14	(15)
USD	90,000	TRY	202,714	Barclays Bank plc	4/10/14	(4,481)
USD	20,050	TRY	44,760	Deutsche Bank	4/10/14	(812)
USD	40,000	TRY	89,861	HSBC Holding plc	4/10/14	(1,882)
USD	120,000	TRY	263,297	JPMorgan Chase Bank N.A.	4/10/14	(2,717)
TWD	1,821,900	USD	60,000	Westpac Group	4/10/14	(158)
USD	60,000	TWD	1,828,500	Westpac Group	4/10/14	(59)

USD	90,060	TWD	2,702,250	Westpac Group	4/10/14	1,302
USD	60,000	TWD	1,805,100	Westpac Group	4/10/14	710
ZAR	639,119	USD	60,000	Barclays Bank plc	4/10/14	632
ZAR	647,040	USD	60,000	JPMorgan Chase Bank N.A.	4/10/14	1,384
ZAR	404,781	USD	37,223	JPMorgan Chase Bank N.A.	4/10/14	1,178
ZAR	424,061	USD	40,000	UBS AG	4/10/14	230
USD	60,000	ZAR	674,340	Barclays Bank plc	4/10/14	(3,973)
USD	104,415	ZAR	1,151,814	Deutsche Bank	4/10/14	(4,855)
USD	50,000	ZAR	551,482	HSBC Holding plc	4/10/14	(2,318)
						(302,498)

FUTURES CONTRACTS
	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
2	Euro-Bund 10-Year Bonds	June 2014	395,055	(59)
18	U.S. Treasury 10-Year Notes	June 2014	2,223,000	15,956
5	U.S. Treasury Long Bonds	June 2014	666,094	(4,445)
3	U.S. Treasury Ultra Long Bonds	June 2014	433,406	(3,514)
			3,717,555	7,938

Notes to Schedule of Investments
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†    Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $2,617,974, which represented 8.4% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $59,778.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	15,143,635	—
Corporate Bonds	—	8,989,843	—
U.S. Government Agency Mortgage-Backed Securities	—	3,425,783	—
Collateralized Mortgage Obligations	—	2,087,850	—
Municipal Securities	—	738,827	—
Commercial Mortgage-Backed Securities	—	695,394	—
Asset-Backed Securities	—	174,432	—
U.S. Treasury Securities	—	162,365	—
Temporary Cash Investments	108,515	60,171	—
	108,515	31,478,300	—
Other Financial Instruments
Futures Contracts	15,956	—	—
Forward Foreign Currency Exchange Contracts	—	128,932	—
	15,956	128,932	—
Liabilities
Other Financial Instruments
Futures Contracts	(7,959)	(59)	—
Forward Foreign Currency Exchange Contracts	—	(431,430)	—
	(7,959)	(431,489)	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$31,475,100
Gross tax appreciation of investments	$1,013,332
Gross tax depreciation of investments	(901,617)
Net tax appreciation (depreciation) of investments	$111,715

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
March 31, 2014

International Bond - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 85.0%
AUSTRALIA — 2.5%
Australia Government Bond, 5.75%, 7/15/22	AUD	9,620,000	10,072,155
Australia Government Bond, 5.50%, 4/21/23	AUD	7,300,000	7,544,675
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	12,100,000	11,960,236
			29,577,066
AUSTRIA — 4.1%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	5,390,000	8,693,611
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	11,590,000	18,617,011
Austria Government Bond, 3.40%, 11/22/22(1)	EUR	4,750,000	7,461,942
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	7,795,000	13,599,696
			48,372,260
BELGIUM — 4.0%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	8,715,000	13,561,501
Belgium Government Bond, 3.75%, 9/28/20(1)	EUR	8,370,000	13,249,231
Belgium Government Bond, 2.25%, 6/22/23	EUR	3,020,000	4,247,498
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	2,190,000	3,983,134
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	7,410,000	12,393,518
			47,434,882
CANADA — 4.2%
Canadian Government Bond, 5.00%, 6/1/14	CAD	20,090,000	18,297,074
Canadian Government Bond, 1.50%, 3/1/17	CAD	3,000,000	2,735,197
Canadian Government Bond, 5.75%, 6/1/33	CAD	9,040,000	11,623,207
Province of British Columbia, 3.25%, 12/18/21	CAD	7,920,000	7,424,669
Province of Ontario Canada, 4.40%, 6/2/19	CAD	9,500,000	9,498,883
			49,579,030
CZECH — 0.4%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	68,200,000	4,154,538
DENMARK — 4.6%
Denmark Government Bond, 4.00%, 11/15/17	DKK	120,000,000	25,007,944
Denmark Government Bond, 4.00%, 11/15/19	DKK	8,300,000	1,797,311
Denmark Government Bond, 7.00%, 11/10/24	DKK	47,200,000	13,379,835
Denmark Government Bond, 4.50%, 11/15/39	DKK	58,100,000	15,008,697
			55,193,787
FINLAND — 4.5%
Finland Government Bond, 3.875%, 9/15/17(1)	EUR	13,290,000	20,452,210
Finland Government Bond, 4.375%, 7/4/19(1)	EUR	5,505,000	8,944,796
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	6,860,000	9,466,695
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	6,695,000	11,083,311
Finland Government Bond, 2.625%, 7/4/42(1)	EUR	2,920,000	4,090,343
			54,037,355
FRANCE — 4.7%
France Government Bond OAT, 4.00%, 4/25/14	EUR	4,370,000	6,037,462
France Government Bond OAT, 3.25%, 10/25/21	EUR	4,340,000	6,719,935

France Government Bond OAT, 5.50%, 4/25/29	EUR	3,580,000	6,713,113
France Government Bond OAT, 4.75%, 4/25/35	EUR	5,590,000	9,980,575
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	18,980,000	27,158,401
			56,609,486
GERMANY — 6.2%
Bundesobligation, 2.00%, 2/26/16	EUR	12,700,000	18,115,093
Bundesrepublik Deutschland, 2.25%, 9/4/20	EUR	7,170,000	10,715,953
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	10,960,000	20,942,700
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	400,000	743,242
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	16,338,106	23,743,704
			74,260,692
JAPAN — 21.7%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	7,550,000,000	73,554,256
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	3,530,000,000	34,673,379
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	5,759,300,000	58,161,983
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,338,500,000	26,000,432
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,090,700,000	21,666,855
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,021,350,000	44,868,315
			258,925,220
NETHERLANDS — 3.6%
Netherlands Government Bond, 0.01%, 4/15/16(1)	EUR	8,200,000	11,246,569
Netherlands Government Bond, 1.25%, 1/15/18(1)	EUR	4,200,000	5,939,808
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	2,200,000	3,469,269
Netherlands Government Bond, 2.25%, 7/15/22(1)	EUR	9,740,000	14,143,002
Netherlands Government Bond, 3.75%, 1/15/42(1)	EUR	5,030,000	8,613,631
			43,412,279
NEW ZEALAND — 0.6%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	7,800,000	7,012,204
NORWAY — 3.2%
Norway Government Bond, 4.25%, 5/19/17	NOK	28,000,000	5,035,819
Norway Government Bond, 3.75%, 5/25/21	NOK	186,300,000	33,512,594
			38,548,413
SINGAPORE — 0.7%
Singapore Government Bond, 2.375%, 4/1/17	SGD	7,000,000	5,835,493
Singapore Government Bond, 3.125%, 9/1/22	SGD	3,100,000	2,603,608
			8,439,101
SWEDEN — 1.8%
Sweden Government Bond, 4.25%, 3/12/19	SEK	47,530,000	8,332,544
Sweden Government Bond, 3.50%, 6/1/22	SEK	77,220,000	13,330,892
			21,663,436
SWITZERLAND — 0.8%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,600,000	5,747,594
Switzerland Government Bond, 2.50%, 3/8/36	CHF	2,575,000	3,492,851
			9,240,445
UNITED KINGDOM — 17.4%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	23,240,000	41,628,134
United Kingdom Gilt, 4.50%, 3/7/19	GBP	20,075,000	37,684,744
United Kingdom Gilt, 3.75%, 9/7/21	GBP	18,535,000	33,775,498

United Kingdom Gilt, 2.25%, 9/7/23	GBP	1,600,000	2,558,889
United Kingdom Gilt, 6.00%, 12/7/28	GBP	11,300,000	25,247,830
United Kingdom Gilt, 4.25%, 3/7/36	GBP	20,485,000	38,522,801
United Kingdom Gilt, 4.50%, 12/7/42	GBP	3,560,000	7,044,714
United Kingdom Gilt, 4.25%, 12/7/55	GBP	10,860,000	21,261,521
			207,724,131
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $984,992,792)			1,014,184,325
CORPORATE BONDS — 8.3%
FRANCE — 1.4%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	5,240,000	8,268,834
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	5,500,000	8,786,889
			17,055,723
GERMANY — 0.9%
KFW, 3.875%, 1/21/19	EUR	2,890,000	4,557,425
KFW, MTN, 4.625%, 1/4/23	EUR	3,790,000	6,534,431
			11,091,856
IRELAND — 0.6%
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	4,500,000	7,452,674
MULTI-NATIONAL — 3.4%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	830,000,000	9,474,054
European Investment Bank, 2.50%, 7/15/15	EUR	6,450,000	9,147,235
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	5,100,000	8,047,925
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	8,500,000	13,472,005
			40,141,219
NETHERLANDS — 1.2%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	4,800,000	7,744,465
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	4,000,000	6,354,386
			14,098,851
UNITED KINGDOM — 0.8%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,200,000	4,151,225
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	3,000,000	5,357,869
			9,509,094
TOTAL CORPORATE BONDS (Cost $90,015,473)			99,349,417
TEMPORARY CASH INVESTMENTS — 6.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $13,944,438), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $13,662,551)			13,662,540
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $12,264,637), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $12,023,045)			12,023,035
SSgA U.S. Government Money Market Fund		46,321,867	46,321,867
U.S. Treasury Bills 0.05%, 5/8/14(2)(3)		1,050,000	1,049,973
TOTAL TEMPORARY CASH INVESTMENTS (Cost $73,057,391)			73,057,415
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,148,065,656)			1,186,591,157
OTHER ASSETS AND LIABILITIES — 0.6%			6,776,706
TOTAL NET ASSETS — 100.0%			$1,193,367,863

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,500,000	USD	1,358,445	Barclays Bank plc	4/10/14	31,890
AUD	1,250,000	USD	1,158,519	Barclays Bank plc	4/10/14	94
AUD	1,750,000	USD	1,576,393	Deutsche Bank	4/10/14	45,665
AUD	1,800,000	USD	1,619,546	Deutsche Bank	4/10/14	48,856
AUD	4,500,000	USD	4,055,976	Deutsche Bank	4/10/14	115,030
AUD	1,900,000	USD	1,694,089	Deutsche Bank	4/10/14	67,002
AUD	3,600,000	USD	3,319,776	JPMorgan Chase Bank N.A.	4/10/14	17,029
AUD	7,289,408	USD	6,460,129	Westpac Group	4/10/14	296,352
AUD	3,200,000	USD	2,860,512	Westpac Group	4/10/14	105,537
AUD	6,750,000	USD	6,131,714	Westpac Group	4/10/14	124,795
USD	6,349,583	AUD	7,050,000	Barclays Bank plc	4/10/14	(184,994)
USD	3,742,325	AUD	4,150,000	Barclays Bank plc	4/10/14	(104,270)
USD	6,332,005	AUD	7,250,000	HSBC Holdings plc	4/10/14	(387,949)
USD	3,086,228	AUD	3,550,000	Westpac Group	4/10/14	(204,232)
USD	4,422,399	AUD	5,078,041	Westpac Group	4/10/14	(284,388)
USD	818,847	AUD	900,000	Westpac Group	4/10/14	(15,354)
USD	4,594,769	AUD	5,100,000	Westpac Group	4/10/14	(132,372)
CAD	1,061,027	USD	950,000	Deutsche Bank	4/10/14	9,570
CAD	1,493,370	USD	1,350,000	Deutsche Bank	4/10/14	573
CAD	6,684,524	USD	6,050,000	Deutsche Bank	4/10/14	(4,656)
CAD	3,150,191	USD	2,850,000	JPMorgan Chase Bank N.A.	4/10/14	(1,034)
CAD	4,211,806	USD	3,800,000	Westpac Group	4/10/14	9,069
USD	6,050,000	CAD	6,684,294	Barclays Bank plc	4/10/14	4,864
USD	2,000,000	CAD	2,186,400	Deutsche Bank	4/10/14	22,666
USD	1,200,000	CAD	1,331,978	Deutsche Bank	4/10/14	(4,613)
USD	17,224,177	CAD	18,898,023	HSBC Holdings plc	4/10/14	133,201
USD	3,800,000	CAD	4,284,690	Westpac Group	4/10/14	(74,984)
CHF	3,181,754	USD	3,550,000	Barclays Bank plc	4/10/14	49,294
CHF	3,697,260	USD	4,200,000	Deutsche Bank	4/10/14	(17,551)
CHF	1,589,054	USD	1,763,157	HSBC Holdings plc	4/10/14	34,428
CHF	2,362,527	USD	2,700,000	JPMorgan Chase Bank N.A.	4/10/14	(27,440)
CHF	2,065,587	USD	2,350,000	Westpac Group	4/10/14	(13,348)
USD	2,650,000	CHF	2,387,862	Barclays Bank plc	4/10/14	(51,220)
USD	1,300,000	CHF	1,162,824	Deutsche Bank	4/10/14	(15,421)
USD	4,100,000	CHF	3,673,600	Deutsche Bank	4/10/14	(55,684)
USD	1,750,000	CHF	1,550,448	HSBC Holdings plc	4/10/14	(3,912)
CZK	31,606,641	USD	1,567,777	Deutsche Bank	4/10/14	18,467
CZK	61,868,265	USD	3,147,407	JPMorgan Chase Bank N.A.	4/10/14	(42,420)
USD	850,000	CZK	17,164,611	Barclays Bank plc	4/10/14	(11,441)
USD	1,850,000	CZK	37,649,276	Barclays Bank plc	4/10/14	(39,507)
DKK	9,913,462	USD	1,806,293	Barclays Bank plc	4/10/14	23,078
DKK	4,964,146	USD	909,719	Deutsche Bank	4/10/14	6,335
DKK	4,836,535	USD	894,931	Deutsche Bank	4/10/14	(2,426)

EUR	700,000	USD	952,060	Barclays Bank plc	4/10/14	12,278
EUR	1,250,000	USD	1,705,744	Barclays Bank plc	4/10/14	16,288
EUR	650,000	USD	893,035	Barclays Bank plc	4/10/14	2,422
EUR	5,100,000	USD	7,044,589	Barclays Bank plc	4/10/14	(18,699)
EUR	3,900,000	USD	5,428,683	Barclays Bank plc	4/10/14	(55,943)
EUR	1,000,000	USD	1,377,426	Barclays Bank plc	4/10/14	200
EUR	3,850,000	USD	5,304,107	Barclays Bank plc	4/10/14	(248)
EUR	41,768,791	USD	56,746,161	Barclays Bank plc	4/10/14	795,594
EUR	2,100,000	USD	2,868,312	Deutsche Bank	4/10/14	24,701
EUR	900,000	USD	1,245,760	Deutsche Bank	4/10/14	(5,897)
EUR	3,215,648	USD	4,336,639	HSBC Holdings plc	4/10/14	93,320
EUR	750,000	USD	1,033,043	JPMorgan Chase Bank N.A.	4/10/14	177
EUR	800,000	USD	1,103,054	JPMorgan Chase Bank N.A.	4/10/14	(953)
EUR	800,000	USD	1,110,520	UBS AG	4/10/14	(8,420)
USD	2,354,105	EUR	1,740,121	Barclays Bank plc	4/10/14	(43,130)
USD	1,837,438	EUR	1,350,000	Barclays Bank plc	4/10/14	(22,357)
USD	1,844,924	EUR	1,350,000	Barclays Bank plc	4/10/14	(14,871)
USD	25,044,932	EUR	18,234,853	Barclays Bank plc	4/10/14	(75,867)
USD	3,049,156	EUR	2,200,586	Barclays Bank plc	4/10/14	17,573
USD	818,555	EUR	600,000	Deutsche Bank	4/10/14	(8,021)
USD	2,895,373	EUR	2,100,000	JPMorgan Chase Bank N.A.	4/10/14	2,359
USD	3,857,532	EUR	2,800,000	JPMorgan Chase Bank N.A.	4/10/14	180
USD	1,166,313	EUR	858,593	UBS AG	4/10/14	(16,507)
USD	7,294,125	EUR	5,300,000	UBS AG	4/10/14	(7,290)
GBP	3,450,000	USD	5,620,982	Barclays Bank plc	4/10/14	130,337
GBP	800,000	USD	1,316,272	Barclays Bank plc	4/10/14	17,367
GBP	750,000	USD	1,252,094	Barclays Bank plc	4/10/14	(1,808)
GBP	750,000	USD	1,248,968	Barclays Bank plc	4/10/14	1,319
GBP	800,000	USD	1,307,078	Deutsche Bank	4/10/14	26,561
GBP	500,000	USD	834,512	Deutsche Bank	4/10/14	(988)
GBP	550,000	USD	915,688	Deutsche Bank	4/10/14	1,188
GBP	500,000	USD	836,570	Deutsche Bank	4/10/14	(3,046)
GBP	650,000	USD	1,079,842	JPMorgan Chase Bank N.A.	4/10/14	3,739
GBP	4,200,000	USD	7,002,958	JPMorgan Chase Bank N.A.	4/10/14	(1,353)
GBP	500,000	USD	829,660	UBS AG	4/10/14	3,864
USD	3,692,862	GBP	2,235,984	Barclays Bank plc	4/10/14	(34,633)
USD	1,505,045	GBP	916,305	Barclays Bank plc	4/10/14	(22,480)
USD	5,834,255	GBP	3,500,000	Barclays Bank plc	4/10/14	(416)
USD	1,253,072	GBP	750,000	Deutsche Bank	4/10/14	2,786
USD	6,737,379	GBP	4,123,735	HSBC Holdings plc	4/10/14	(137,089)
USD	3,018,708	GBP	1,837,745	HSBC Holdings plc	4/10/14	(44,903)
USD	2,673,640	GBP	1,600,000	UBS AG	4/10/14	6,362
HKD	6,910,000	USD	891,222	Westpac Group	4/10/14	(331)
JPY	235,437,018	USD	2,300,000	Barclays Bank plc	4/10/14	(18,865)
JPY	174,214,640	USD	1,700,000	Barclays Bank plc	4/10/14	(12,045)
JPY	440,216,800	USD	4,300,000	Barclays Bank plc	4/10/14	(34,766)
JPY	582,851,050	USD	5,750,000	Barclays Bank plc	4/10/14	(102,792)

JPY	538,907,250	USD	5,250,000	Barclays Bank plc	4/10/14	(28,561)
JPY	158,782,000	USD	1,550,000	Deutsche Bank	4/10/14	(11,571)
JPY	278,267,940	USD	2,700,000	JPMorgan Chase Bank N.A.	4/10/14	(3,879)
JPY	144,223,800	USD	1,400,000	UBS AG	4/10/14	(2,624)
JPY	312,539,505	USD	3,022,503	Westpac Group	4/10/14	5,673
JPY	96,453,500	USD	950,000	Westpac Group	4/10/14	(15,468)
JPY	3,133,797,879	USD	29,988,812	Westpac Group	4/10/14	374,363
USD	2,700,000	JPY	278,607,600	Barclays Bank plc	4/10/14	588
USD	27,187	JPY	2,784,001	Barclays Bank plc	4/10/14	213
USD	1,950,000	JPY	197,915,250	Deutsche Bank	4/10/14	32,411
USD	5,200,000	JPY	530,158,200	HSBC Holdings plc	4/10/14	63,330
USD	2,228,086	JPY	229,614,960	Westpac Group	4/10/14	3,361
USD	2,325,127	JPY	237,808,368	Westpac Group	4/10/14	21,016
USD	13,596,170	JPY	1,401,300,109	Westpac Group	4/10/14	19,059
KRW	4,308,600,000	USD	4,000,000	Barclays Bank plc	4/10/14	48,181
KRW	6,889,890,000	USD	6,450,000	Westpac Group	4/10/14	23,453
KRW	1,117,515,000	USD	1,050,000	Westpac Group	4/10/14	(30)
KRW	14,644,560,000	USD	13,800,000	Westpac Group	4/10/14	(40,583)
KRW	51,003,558,503	USD	47,872,685	Westpac Group	4/10/14	48,128
USD	2,300,000	KRW	2,506,080,000	Westpac Group	4/10/14	(54,608)
USD	4,500,000	KRW	4,803,750,000	Westpac Group	4/10/14	(13,403)
USD	3,750,000	KRW	4,021,875,000	Westpac Group	4/10/14	(28,786)
USD	3,200,000	KRW	3,456,000,000	Westpac Group	4/10/14	(47,113)
USD	9,050,000	KRW	9,606,575,000	Westpac Group	4/10/14	24,064
NOK	29,696,040	USD	4,950,000	Deutsche Bank	4/10/14	7,892
NOK	17,037,216	USD	2,800,000	Deutsche Bank	4/10/14	44,442
NOK	6,231,750	USD	1,050,000	JPMorgan Chase Bank N.A.	4/10/14	(9,580)
USD	24,006,743	NOK	147,679,881	Deutsche Bank	4/10/14	(649,099)
USD	9,401,289	NOK	56,026,040	Deutsche Bank	4/10/14	47,481
USD	1,350,000	NOK	8,168,310	Deutsche Bank	4/10/14	(13,737)
NZD	4,000,000	USD	3,312,172	Barclays Bank plc	4/10/14	156,941
NZD	1,218,126	USD	1,016,442	Barclays Bank plc	4/10/14	40,012
NZD	2,000,000	USD	1,667,540	Deutsche Bank	4/10/14	67,016
NZD	1,127,117	USD	935,183	Westpac Group	4/10/14	42,342
NZD	3,500,000	USD	2,941,190	Westpac Group	4/10/14	94,284
NZD	2,750,000	USD	2,355,293	Westpac Group	4/10/14	29,723
NZD	2,400,000	USD	2,049,264	Westpac Group	4/10/14	32,204
NZD	2,650,000	USD	2,276,019	Westpac Group	4/10/14	22,268
USD	1,571,837	NZD	1,854,259	Barclays Bank plc	4/10/14	(36,322)
USD	1,377,049	NZD	1,650,000	UBS AG	4/10/14	(53,960)
USD	7,249,320	NZD	9,000,000	Westpac Group	4/10/14	(556,184)
SEK	16,755,700	USD	2,600,000	Deutsche Bank	4/10/14	(11,493)
SEK	28,704,311	USD	4,400,000	Deutsche Bank	4/10/14	34,390
SEK	23,900,018	USD	3,700,000	Deutsche Bank	4/10/14	(7,802)
SEK	23,308,999	USD	3,600,000	Deutsche Bank	4/10/14	895
USD	16,136,686	SEK	104,617,361	Deutsche Bank	4/10/14	(25,145)
USD	1,350,000	SEK	8,697,352	Deutsche Bank	4/10/14	6,388

USD	1,700,000	SEK	10,971,800	Deutsche Bank	4/10/14	5,020
USD	3,767,220	SEK	24,020,925	Deutsche Bank	4/10/14	56,343
USD	4,850,000	SEK	30,804,226	JPMorgan Chase Bank N.A.	4/10/14	91,204
SGD	4,586,364	USD	3,600,000	Barclays Bank plc	4/10/14	46,064
SGD	5,908,038	USD	4,650,000	Barclays Bank plc	4/10/14	46,767
SGD	5,774,018	USD	4,550,000	HSBC Holdings plc	4/10/14	40,224
SGD	7,180,046	USD	5,704,765	HSBC Holdings plc	4/10/14	3,222
SGD	5,495,232	USD	4,300,000	UBS AG	4/10/14	68,595
USD	2,900,000	SGD	3,709,622	Barclays Bank plc	4/10/14	(49,072)
USD	4,450,000	SGD	5,676,304	Barclays Bank plc	4/10/14	(62,543)
USD	5,150,000	SGD	6,576,653	Barclays Bank plc	4/10/14	(78,302)
USD	7,485,867	SGD	9,530,819	HSBC Holdings plc	4/10/14	(90,935)
USD	4,250,000	SGD	5,408,678	HSBC Holdings plc	4/10/14	(49,786)
TWD	151,475,000	USD	5,000,000	Westpac Group	4/10/14	(24,662)
USD	2,266,214	TWD	67,997,762	Westpac Group	4/10/14	32,764
USD	6,450,000	TWD	194,048,250	Westpac Group	4/10/14	76,304
USD	5,000,000	TWD	152,375,000	Westpac Group	4/10/14	(4,900)
						(264,047)

FUTURES CONTRACTS
	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)

337	U.S. Treasury 10-Year Notes	June 2014	41,619,500	298,723
76	U.S. Treasury Long Bonds	June 2014	10,124,625	(67,564)
73	U.S. Treasury Ultra Long Bonds	June 2014	10,546,219	(45,714)
			62,290,344	185,445

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $189,009,278, which represented 15.8% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $959,975.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	1,014,184,325	—
Corporate Bonds	—	99,349,417	—
Temporary Cash Investments	46,321,867	26,735,548	—
	46,321,867	1,140,269,290	—
Other Financial Instruments
Futures Contracts	298,723	—	—
Forward Foreign Currency Exchange Contracts	—	4,079,035	—
	298,723	4,079,035	—
Liabilities
Other Financial Instruments
Futures Contracts	(113,278)	—	—
Forward Foreign Currency Exchange Contracts	—	(4,343,082)	—
	(113,278)	(4,343,082)	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,148,454,999
Gross tax appreciation of investments	$65,491,839
Gross tax depreciation of investments	(27,355,681)
Net tax appreciation (depreciation) of investments	$38,136,158

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	5/29/2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	5/29/2014